Offsets	May 12, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	BOX INC
Form or Filing Type	S-3
File Number	333-264896
Initial Filing Date	May 12, 2022
Fee Offset Claimed	$ 19,530
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	3.0% Series A Convertible Preferred Stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed	266,666
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 210,679,840.04
Offset Note
(5)
On May 12, 2022, the Registrant filed a Registration Statement on Form
S-3ASR
(File
No. 333-264896),
which became automatically effective upon its filing with the Securities and Exchange Commission (the “Prior Registration Statement”) registering up to $500,000,000 of Series A Convertible Preferred Stock, as well as the Class A Common Stock issuable upon conversion therefrom. The registrant paid a filing fee of $46,350 in connection with the Prior Registration Statement. Of the $500,000,000 of securities registered with the Prior Registration Statement, $289,320,159.96 have been sold, which equates to an associated registration fee of $26,820, and $210,679,840.04 remains unsold. As a result, the Registrant has $19,530 in unused filing fees associated with the Prior Registration Statement (calculated at the fee rate in effect on the filing date of the Prior Registration Statement). Shares of Series A Convertible Preferred Stock, as well as the Class A Common Stock issuable upon conversion therefrom, having a proposed maximum offering price of $331,967,170.08 are being registered pursuant to the Registration Statement on Form
S-3ASR
(the “Current Registration Statement”) to which this Exhibit 107.1 relates, which consist of the unsold shares of Series A Convertible Preferred Stock, as well as the Class A Common Stock issuable upon conversion therefrom, associated with the Prior Registration Statement. In accordance with Rule 457(p) under the Securities Act, the Registrant is using the unused filing fees associated with the Prior Registration Statement to offset the filing fee payable in connection with the Current Registration Statement, and the offering pursuant to the Prior Registration Statement is hereby terminated.

Termination / Withdrawal Statement	In accordance with Rule 457(p) under the Securities Act, the Registrant is using the unused filing fees associated with the Prior Registration Statement to offset the filing fee payable in connection with the Current Registration Statement, and the offering pursuant to the Prior Registration Statement is hereby terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	BOX INC
Form or Filing Type	S-3
File Number	333-264896
Filing Date	May 12, 2022
Fee Paid with Fee Offset Source	$ 19,530
Termination / Withdrawal Statement	In accordance with Rule 457(p) under the Securities Act, the Registrant is using the unused filing fees associated with the Prior Registration Statement to offset the filing fee payable in connection with the Current Registration Statement, and the offering pursuant to the Prior Registration Statement is hereby terminated.